FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
Notional amount of open forward contracts	$ 3,638	$ 4,800